Cash and balances with the Central Bank (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and balances with the Central Bank.
Cash	$ 35,143	$ 26,361
Central Bank compulsory deposits	23,978	23,978
Deposits in the Central Bank	13,623	12,705
Accrued interest	71	29
Cash and balances with the Central Bank	72,815	63,073
Special deposit	$ 7,700	$ 7,700